Long-term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long-term debt
Long-term debt	€ 7,314,915	€ 7,808,460
Less current portion	(667,966)	(1,008,359)
Long-term debt, less current portion	6,646,949	6,800,101
Amended 2012 credit agreement
Long-term debt
Long-term debt		1,162,342
Bonds
Long-term debt
Long-term debt	7,071,259	6,408,118
Other long-term debt
Long-term debt
Long-term debt	€ 243,656	€ 238,000